BASIS OF PREPARATION	12 Months Ended
Dec. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION:

(a) Statement of compliance:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the fiscal year ended December 30, 2018 were authorized for issuance by the Board of Directors of the Company on February 20, 2019.

(b) Basis of measurement:
These consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated statements of financial position:

•	Derivative financial instruments which are measured at fair value;

•	Employee benefit obligations related to defined benefit plans which are measured at the present value of the defined benefit obligations, net of advance payments made to employees thereon;

•
Liabilities for cash-settled share-based payment arrangements which are measured at fair value, and equity-classified share-based payment arrangements which are measured at fair value at grant date pursuant to IFRS 2, Share-based payment;

•	Provisions for decommissioning, site restoration costs, and onerous contracts which are measured at the present value of the expenditures expected to be required to settle the obligation; and

•	Identifiable assets acquired and liabilities assumed in connection with a business combination which are initially measured at fair value.

These consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency.

(c) Operating segments:
For the year ended December 31, 2017, the Company managed and reported its business under two operating segments, Printwear and Branded Apparel, each of which was a reportable segment for financial reporting purposes with its own management that was accountable and responsible for the segment’s operations, results, and financial performance. These segments were principally organized by the major customer markets they served.

Effective January 1, 2018, the Company consolidated its organizational structure and implemented executive leadership changes as part of an internal reorganization. The Company combined its Printwear and Branded Apparel operating businesses into one consolidated divisional operating structure centralizing senior management, as well as marketing, merchandising, sales, distribution, and administrative functions to better position the Company to capitalize on growth opportunities within the evolving industry landscape. As a result, the Company has transitioned to a single reporting segment.

2. BASIS OF PREPARATION (continued):

(d) Initial application of new or amended accounting standards:
On January 1, 2018, the Company adopted the following new accounting standards:

Revenue from Contracts with Customers
IFRS 15, Revenue from Contracts with Customers, establishes principles for reporting and disclosing the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. IFRS 15 provides a single model in order to depict the transfer of promised goods or services to customers and supersedes IAS 11, Construction Contracts, IAS 18, Revenue, and a number of revenue-related interpretations (IFRIC 13, Customer Loyalty Programmes, IFRIC 15, Agreements for the Construction of Real Estate, IFRIC 18, Transfers of Assets from Customers, and SIC-31, Revenue - Barter Transactions Involving Advertising Services).

The Company adopted the new standard on January 1, 2018 using the modified retrospective transition method, with the effect of initially applying this standard being recognized at January 1, 2018. Results for the reporting periods beginning after January 1, 2018 are presented in accordance with IFRS 15, while the information presented for 2017 has not been restated and continues to be presented, as previously reported, in accordance with our historic accounting under IAS 18 and related interpretations.

As of January 1, 2018, the Company recorded a net reduction to opening retained earnings of $0.7 million, net of tax, representing the gross margin on net sales of $2.1 million for which revenue recognition is delayed under the new standard. The impact of applying IFRS 15 resulted in a reduction of net sales of $0.5 million and a reduction in gross profit, operating income, and net earnings of $0.2 million for the fiscal year ended December 30, 2018. There were no material impacts on the Company’s audited consolidated statements of financial position and cash flows as at and for the fiscal year ended December 30, 2018.

Financial Instruments
IFRS 9 (2014), Financial Instruments, includes updated guidance on the classification, recognition, and measurement of financial assets and liabilities. IFRS 9 (2014) differs in some regards from IFRS 9 (2013), which the Company early adopted effective March 31, 2014. The final standard amends the impairment model by introducing a new expected credit loss (ECL) model for calculating impairment on financial assets.

IFRS 9 (2014) requires the Company to record an allowance for ECLs for all loans and other debt financial assets not held at fair value through profit and loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation of the asset’s original effective interest rate. For trade and other receivables, the Company has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Company has established a provision matrix that is based on the Company’s historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company adopted the new standard on January 1, 2018 and recorded a net reduction to opening retained earnings of $0.8 million, net of tax, reflecting additional allowance for expected credit losses from the new expected credit loss model. The classification for the Company’s financial assets and financial liabilities remain unchanged.